Momentus Master Service Agreement	6 Months Ended
Jun. 30, 2025
Momentus Master Service Agreement
Momentus Master Service Agreement

Note 16. Momentus Master Service Agreement

On April 12, 2025, the Company entered into a Master Service Agreement (“MSA”) with Momentus, Inc. (“Momentus”). Under the terms of the MSA, for a period of five years, Velo3D will provide consulting and parts production through Velo3D’s Rapid Production Solutions (“RPS”) offering. Momentus is entitled to services equal to the equivalent capacity of two Velo3D Sapphire XC 3D metal printers (or successor or comparable printers) (the “Equivalent Capacity”). Momentus will have first priority to utilize the Equivalent Capacity, and Velo3D will ensure the Equivalent Capacity is available for use as and when required by Momentus. If and when the Equivalent Capacity is not utilized by Momentus, Velo3D may use the Equivalent Capacity to provide services to other customers. Services to be provided under the MSA will be detailed in individual Statements of Work issued by Momentus and accepted by the Company from time to time, specifying the scope, pricing, and delivery schedule for the applicable goods and services

On April 14, 2025, Momentus issued an aggregate of 477,455 shares of Class A Common Stock and 673,408 shares of non-voting Momentus Series A Convertible Preferred Stock, par value 0.00001 per share for goods and services that will be delivered over the term of the MSA. Each share of Momentus Series A Convertible Preferred Stock is convertible into ten shares of Class A Common Stock, subject to the limitations in the Momentus Certificate of Designations of Preferences, Rights and Limitations of Momentus Series A Convertible Preferred Stock, including that Velo3D hold no more than 9.99% of the outstanding shares of Momentus’ Common Stock at any time.

Furthermore, pursuant to the Momentus Certificate of Designations, the Momentus Series A Convertible Preferred Stock may not be converted into shares of Momentus’ Class A Common Stock if conversion would result in the issuance, in the aggregate with all previous issuances of shares of Momentus’ Common Stock, of greater than 19.9% of the amount of Momentus’ Class A Common Stock outstanding immediately preceding the date of the MSA without first obtaining stockholder approval in compliance with the rules of the Nasdaq Stock Market.

Under the MSA, Velo3D promised to use commercially reasonable efforts to sell shares of Momentus Class A Common Stock to establish a prepaid reserve (“Prepaid Reserve”) to hold the net proceeds derived from the sale of Momentus Class A Common Stock. Unless otherwise provided in the Statement of Work, Service Fees will be deducted from the amount of Prepaid Reserve.

The MSA includes a refund provision (“Refund Provision”) pursuant to which during the period beginning on the Effective Date and ending on each one year anniversary of the Effective Date, Momentus shall receive 20% of $3,000,000 less Service Fees for Services performed during such period, and for each one year period beginning on the one year anniversary of the Effective Date for the term of the MSA, Momentus shall receive 50% of $3,000,000 less Service Fees for Services performed during each such period. The amount in the Prepaid Reserve shall be reduced by the same amounts paid to Momentus.  Such payments shall be made quarterly throughout the term of the MSA within 30 days following the end of each such quarter; provided however that if the Prepaid Reserve is not sufficient to settle the full amount of such payments when due, such amounts will be paid as soon as funds are deposited into the Prepaid Reserve.  Velo3D shall use commercially reasonable efforts to sell a sufficient number of shares of Momentus Common Stock such that the Prepaid Reserve has sufficient funds to make payments required by this MSA and to cover the Service Fees for the Services requested by Momentus under the MSA.

In the event the MSA is terminated, the number of shares that remain unsold by Velo3D shall be forfeited by Velo3D and cancelled by Momentus. Any funds in the Prepaid Reserve and work product shall be returned to the respective parties.

The Company evaluated the MSA to determine whether any embedded feature of the MSA potentially qualifies as a derivative required to be separately accounted for in accordance with FASB ASC Topic 815, Derivatives and Hedging. The Refund Provision clause requires the Company to refund a portion of the share-based consideration received if services are not rendered, with the refund amount limited to the lesser of a specified threshold or the net proceeds from the sale of Momentus shares. Management determined that the Refund Provision is required to be bifurcated from the MSA and accounted for separately as a derivative liability. However, based on a valuation analysis as of June 30, 2025, the fair value of the embedded derivative was determined to be de minimis. Accordingly, no separate recognition of the embedded derivative was made in the unaudited condensed consolidated interim financial statements.

The Company has evaluated the accounting treatment for the equity received under the MSA with Momentus and determined that the arrangement does not currently meet the criteria to be accounted for under ASC 606 as the Company cannot identify the specific goods and services to be transferred or the related payment terms. The Company will reassess the accounting for the MSA upon the execution of a Statement of Work. For the three and six months ended June 30, 2025, no revenue related to this MSA has been recognized.